Equity Accounted Investees - Windfall Project (Details) $ in Millions, $ in Millions									5 Months Ended		8 Months Ended				10 Months Ended		12 Months Ended
	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 21, 2023 CAD ($)	May 02, 2023 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of equity-accounted investees [Line Items]
Purchase of equity-accounted investee																	$ 0.0		$ 247.1		$ 0.0
Investment in joint ventures			$ 538.6						$ 538.6		$ 538.6		$ 538.6				0.0		538.6
Statement of Financial Position Windfall Project [Abstract]
Non-current assets			6,338.6						6,338.6		6,338.6		6,338.6				8,195.1		6,338.6
Current liabilities			(1,505.8)						(1,505.8)		(1,505.8)		(1,505.8)				(1,710.4)		(1,505.8)
Total equity			4,619.8						4,619.8		4,619.8		4,619.8				5,366.9		4,619.8		4,339.5						$ 4,130.1
Cash and cash equivalents			648.7						648.7		648.7		648.7				860.2		648.7		$ 769.4						$ 524.7
Windfall Project
Statement of Financial Position Windfall Project [Abstract]
Non-current assets			963.8						963.8		963.8		963.8				0.0		963.8			$ 0.0		$ 1,277.1
Current assets			141.2						141.2		141.2		141.2				0.0		141.2			0.0		187.1
Current liabilities			(27.8)						(27.8)		(27.8)		(27.8)				0.0		(27.8)			0.0		(36.9)
Total equity			1,077.2						1,077.2		1,077.2		1,077.2				0.0		1,077.2			0.0		1,427.3
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Purchase of equity-accounted investee			12.8	$ 16.9	$ 12.8	$ 16.9	$ 221.5	$ 300.0	25.6	$ 33.8	247.1	$ 333.8
Cash considerations													69.1	$ 93.0	$ 65.3	$ 89.0	65.3	$ 89.0	69.1	$ 93.0
Share of loss													(28.4)	(38.3)	(47.5)	(64.9)
Derecognition of Windfall Project joint venture	$ (519.3)	$ (723.5)
Translation adjustment	(27.1)												10.7		(27.1)
Investment in joint ventures	519.3		538.6						538.6		538.6		538.6		519.3		0.0		538.6			0.0	$ 723.5	713.6
Statement of Financial Position Windfall Project [Abstract]
Total equity			538.6						538.6		538.6		538.6				$ 0.0		538.6			0.0		713.6
Cash and cash equivalents			$ 20.4						$ 20.4		$ 20.4		20.4						$ 20.4					27.0
Windfall Project | C$300.0 million contingent consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations	200.4						190.8								200.4							300.0	$ 279.2	300.0	$ 300.0	$ 258.4
– Net change in fair value	8.0	10.9											7.3	9.9	8.0	10.9
Derecognition of Windfall Project joint venture															(200.4)	(279.2)
Translation adjustment													4.4	0.0	(10.1)	0.0
Windfall Project | C$75.0 million exploration consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations							$ 39.1															$ 75.0		$ 75.0		$ 52.9
– Net change in fair value													2.9	3.9	4.8	6.6
Derecognition of Windfall Project joint venture	(45.5)	(63.4)
Derecognition of contingent consideration	$ (22.8)	$ (31.7)
Translation adjustment													$ 0.9	$ 0.0	$ (2.2)	$ 0.0
Statement of Financial Position Windfall Project [Abstract]
Apportionment of exploration consideration	0.50														0.50								0.50